SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

On April 30, 2018, the Company executed amendment and waiver agreements on our credit facility expiring on December 31, 2019.

On February 8, 2018, the Company declared a cash dividend of $0.02 per share with respect of the result of the fourth quarter 2017, which was paid on March 13, 2018.